Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Schedule of Prepayments

Prepayments consist of the following:

	December 31, 2025	December 31, 2024
Prepayments for the services cost	$29,189	$11,151
Prepayments for the hardware devices	38,428,594	36,816,544
Less: Provision for credit loss	(19,214,297)	-
Prepayments for the services cost from discontinued operations	-	(4,218)
Total Prepayments for the services cost	19,243,486	36,831,913